Stockholders' Equity - Summary of Other Equity Reserves and Subordinated Notes (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reserves Within Equity And Subordinated Notes [Abstract]
Other equity reserves	$ (2,349)	$ (2,549)
Subordinated notes	1,986	994
Total Other Equity Reserves And Subordinated Notes	$ (363)	$ (1,555)